UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment
| |; Amendment Number:
This Amendment (Check only one.): | | is a restatement.
| | adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Windward Capital Management Company
Address: 11111 Santa Monica Blvd., Suite 1200
Form 13F File Number: 28-11829

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephan R. Pene
Title: Chief Financial Officer
Phone: 310 893-3006
Signature, Place, and Date of Signing:

/s/ Stephan R. Pene		 Los Angeles, CA		October 21, 2008


Report Type (Check only one.):


|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:	0

Form 13F Information Table Entry Total:  84

Form 13F Information Table Value Total:   $187,771,000



List of Other Included Managers:

	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     5382    93475 SH       SOLE                    93475
                                                                20      345 SH       DEFINED                   345
ACCENTURE LTD CL A             COM              G1150G111     4635   121970 SH       SOLE                   121970
                                                                14      380 SH       DEFINED                   380
APPLE INC                      COM              037833100     5477    48186 SH       SOLE                    48186
                                                                16      145 SH       DEFINED                   145
BAKER HUGHES INC.              COM              057224107      509     8415 SH       SOLE                     8415
BANK OF AMERICA CORP           COM              060505104     8849   252822 SH       SOLE                   252822
                                                                35     1000 SH       DEFINED                  1000
BANK OF NEW YORK MELLON CORP   COM              064058100     3182    97653 SH       SOLE                    97653
                                                                13      410 SH       DEFINED                   410
BEST BUY COMPANY INC           COM              086516101     4924   131299 SH       SOLE                   131299
                                                                17      440 SH       DEFINED                   440
BUCYRUS INTERNATIONAL, INC     COM              118759109      817    18295 SH       SOLE                    18295
BURLINGTON NRTHN SANTA COM     COM              12189t104     4148    44875 SH       SOLE                    44875
                                                                13      145 SH       DEFINED                   145
CISCO SYS INC COM              COM              17275r102      248    11013 SH       SOLE                    11013
COSTCO COMPANIES INC           COM              22160K105     4957    76341 SH       SOLE                    76341
                                                                15      230 SH       DEFINED                   230
CVS/CAREMARK CORPORATION       COM              126650100     7649   227245 SH       SOLE                   227245
                                                                26      765 SH       DEFINED                   765
DISNEY (WALT)                  COM              254687106      248     8086 SH       SOLE                     8086
EMERSON ELEC CO COM            COM              291011104     3315    81275 SH       SOLE                    81275
                                                                12      285 SH       DEFINED                   285
EQUITABLE RESOURCES            COM              294549100     3844   104805 SH       SOLE                   104805
                                                                12      330 SH       DEFINED                   330
GENENTECH INC COM NEW          COM              368710406      300     3383 SH       SOLE                     3383
GOLDMAN SACHS GROUP            COM              38141g104     3166    24735 SH       SOLE                    24735
                                                                12       90 SH       DEFINED                    90
GOOGLE INC CL A                COM              38259p508      588     1469 SH       SOLE                     1469
HONEYWELL INC COM              COM              438516106     4056    97620 SH       SOLE                    97620
                                                                15      355 SH       DEFINED                   355
IBM                            COM              459200101     7680    65661 SH       SOLE                    65661
                                                                21      180 SH       DEFINED                   180
ISHARES TR MSCI EMERG MKT      COM              464287234     2978    87145 SH       SOLE                    87145
                                                                10      285 SH       DEFINED                   285
JOHNSON & JOHNSON              COM              478160104     6295    90868 SH       SOLE                    90868
                                                                23      330 SH       DEFINED                   330
JOHNSON CONTROLS INC           COM              478366107     5567   183535 SH       SOLE                   183535
                                                                21      680 SH       DEFINED                   680
JP MORGAN CHASE & CO           COM              46625H100     9239   197839 SH       SOLE                   197839
                                                                35      760 SH       DEFINED                   760
L-3 COMMUNICATIONS             COM              502424104      465     4725 SH       SOLE                     4725
LOCKHEED MARTIN                COM              539830109     5450    49695 SH       SOLE                    49695
                                                                21      190 SH       DEFINED                   190
LOWES COS INC COM              COM              548661107      259    10950 SH       SOLE                    10950
MCDERMOTT INTERNATIONAL        COM              580037109     1932    75635 SH       SOLE                    75635
                                                                 7      290 SH       DEFINED                   290
MONSANTO CO NEW COM            COM              61166w101     6759    68288 SH       SOLE                    68288
                                                                25      250 SH       DEFINED                   250
PEABODY ENERGY CORP            COM              704549104     4814   106985 SH       SOLE                   106985
                                                                16      365 SH       DEFINED                   365
PENNEY J C INC COM             COM              708160106     5071   152094 SH       SOLE                   152094
                                                                23      700 SH       DEFINED                   700
PEPSICO INC                    COM              713448108     6533    91672 SH       SOLE                    91672
                                                                26      360 SH       DEFINED                   360
PHILIP MORRIS INTL INC COM     COM              718172109     3252    67615 SH       SOLE                    67615
                                                                13      265 SH       DEFINED                   265
POTASH CORP SASK INC COM       COM              73755L107      900     6820 SH       SOLE                     6820
POWERSHARES QQQ TRUST UNIT SER COM              73935a104      222     5705 SH       SOLE                     5705
PRAXAIR INC                    COM              74005P104     7696   107278 SH       SOLE                   107278
                                                                24      335 SH       DEFINED                   335
PROCTER & GAMBLE CO            COM              742718109     6529    93692 SH       SOLE                    93692
                                                                25      365 SH       DEFINED                   365
QUALCOMM INC COM               COM              747525103     4602   107099 SH       SOLE                   107099
                                                                15      345 SH       DEFINED                   345
QUESTAR CORP                   COM              748356102     4342   106120 SH       SOLE                   106120
                                                                15      370 SH       DEFINED                   370
ROPER INDUSTRIES               COM              776696106      461     8095 SH       SOLE                     8095
STERICYCLE INC COM             COM              858912108      624    10585 SH       SOLE                    10585
TARGET CORP COM                COM              87612E106     3641    74225 SH       SOLE                    74225
                                                                15      315 SH       DEFINED                   315
TEVA PHARMACEUTICALS           COM              881624209      473    10320 SH       SOLE                    10320
TRANSOCEAN SEDCO               COM              G90073100     4156    37839 SH       SOLE                    37839
                                                                12      110 SH       DEFINED                   110
UNITED TECHNOLOGIES            COM              913017109     4919    81895 SH       SOLE                    81895
                                                                17      285 SH       DEFINED                   285
WEATHERFORD INTL INC           COM              G95089101      802    31885 SH       SOLE                    31885
WELLS FARGO & CO-NEW           COM              949746101     9765   260180 SH       SOLE                   260180
                                                                36      970 SH       DEFINED                   970
XTO ENERGY                     COM              98385x106      304     6526 SH       SOLE                     6526
NINTENDO CO LTD-ADR NEW        ADR              654445303      461     9020 SH       SOLE                     9020
SAP AKTIENGELLSCHAFT SPONSORED ADR              803054204     4649    87002 SH       SOLE                    87002
                                                                15      285 SH       DEFINED                   285